Financial Liabilities (Schedule of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 4,913	$ 3,939
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,470	2,107
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Financial liabilities	622	893
Repayable Government Contributions [member]
Disclosure of financial liabilities [line items]
Financial liabilities		154
Warrants [member]
Disclosure of financial liabilities [line items]
Financial liabilities	409	325
Deferred Share Unit Liability [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,406	456
Capital Lease [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6	$ 4